Document and Entity Information	May 08, 2024
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 08, 2024
Entity Registrant Name	Lionsgate Studios Corp.
Entity Incorporation State Country Code	A1
Entity File Number	1-42102
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Entity Information Former Legal Or Registered Name	SEAC II Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value per share
Trading Symbol	LION
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	INTRODUCTORY NOTEAs previously reported in the Current Report on Form 8-K filed by the registrant on May 14, 2024 (the “Original Report”), on May 13, 2024 (the “Closing Date”), SEAC II Corp., a Cayman Islands exempted company (“New SEAC”) and predecessor in interest to Lionsgate Studios Corp., a British Columbia corporation (“LG Studios”) consummated the previously announced business combination (the “Business Combination”) among New SEAC, Screaming Eagle Acquisition Corp., a Cayman Islands exempted company and formerly parent of New SEAC (“SEAC”), MergerCo (as defined below), New BC Sub (as defined below) and LG Orion Holdings ULC, a British Columbia unlimited liability company (“StudioCo”) and a wholly-owned subsidiary of Lions Gate Entertainment Corp., a British Columbia company (“Lions Gate Parent”), pursuant to the Business Combination Agreement, dated as of December 22, 2023 and as amended on April 11, 2024 and May 9, 2024 (the “Business Combination Agreement”), by and among New SEAC, SEAC, Lions Gate Parent, LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Lions Gate Parent (“Studio HoldCo”), StudioCo, SEAC MergerCo, a Cayman Islands exempted company and a direct, wholly-owned subsidiary of New SEAC (“MergerCo”), and 1455941 B.C. Unlimited Liability Company, a British Columbia unlimited liability company and a direct, wholly-owned subsidiary of SEAC (“New BC Sub”). On May 13, 2024, upon the StudioCo Amalgamation Effective Time (as defined in the Business Combination Agreement), the registrant, LG Studios, became the successor in interest to New SEAC. LG Studios continues the then-existing business operations of StudioCo as a publicly traded company and majority-owned subsidiary of Lions Gate Parent.As used in this Amendment No. 1 to the Current Report on Form 8-K (“Amendment No. 1”), unless otherwise stated or the context clearly indicates otherwise, the terms the “Registrant,” “LG Studios,” “Pubco,” “New SEAC,” “we,” “us,” and “our” refer to Lionsgate Studios Corp., and its subsidiaries at and after the Closing Date and giving effect to the consummation of the Business Combination (the “Closing”).In accordance with “reverse acquisition” accounting treatment, New SEAC’s historical financial statements as of period ends, and for periods ended, prior to the closing of the Business Combination have been replaced with the historical financial statements of StudioCo prior to the StudioCo Amalgamation Effective Time, and will be in all future filings with the SEC.In connection with the Closing, as previously disclosed in the Original Report, the Registrant changed its fiscal year end from December 31 to March 31, StudioCo’s year end.This Amendment No. 1 to the Original Report is being filed for the purpose of amending the disclosure under (a) Item 2.01—Completion of Acquisition or Disposition of Assets—Form 10 Information—Management’s Discussion and Analysis of Financial Condition and Results of Operations and the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (i) Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Studio Business of Lions Gate Entertainment Corp. (the “Studio Business”) for the year ended March 31, 2024, (ii) the audited combined balance sheets of the Studio Business as of March 31, 2024 and 2023, (iii) the audited combined statements of operations, comprehensive income (loss), equity (deficit) and cash flows of the Studio Business for each of the three years in the period ended March 31, 2024 and (iv) the unaudited pro forma condensed combined financial information of the Studio Business as of and for the year ended March 31, 2024 and (b) provides updates to certain additional matters included in the Original Report.Except as described above, no other changes have been made to the Original Report and this Amendment No. 1 does not modify or update any other information in the Original Report. Information not affected by the changes described above is unchanged and reflects the disclosures made at the time of the Original Report. Accordingly, this Amendment No. 1 should be read in conjunction with our filings made with the SEC subsequent to the date of the Original Report.
Entity Central Index Key	0002006191
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	955 Fifth Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10075
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	2700 Colorado Avenue
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404